Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Trade Receivables (Table)
	December 31, 2023	December 31, 2022
Receivables from third party customers	$37,609	$49,309
Allowance for expected credit losses	(3,146)	(3,347)
Total trade receivables	$34,463	$45,962

Trade Receivables - Allowances (Table)

Amounts
Balance as at December 31, 2021	$(3,275)
Allowance for expected credit losses	(320)
Utilized provision	248
Balance as at December 31, 2022	$(3,347)
Allowance for expected credit losses	(392)
Utilized provision	593
Balance as at December 31, 2023	$(3,146)